                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         9/30/99
                                              ----------------------------

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               JL ASSOCIATES, LLC
          ---------------------------------------
Address:        655 MADISON AVENUE, 21ST FLOOR
          ---------------------------------------
                    NEW YORK, NY 10021
          ---------------------------------------

          ---------------------------------------


Form l3F File Number: 28-
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  MICHAEL LEWITTES
           ---------------------------------------
Title:                 MANAGING MEMBER
           ---------------------------------------
Phone:                (212) 593-2729
           ---------------------------------------

Signature, Place, and Date of Signing:

                [SIG]                NEW YORK, NY         10/28/99
          ------------------      ------------------    ------------
             [Signature]             [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number       Name

        28-
            ---------------        ----------------------------------------
        [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    NONE
                                                 ------------------
Form 13F Information Table Entry Total:                 21
                                                 ------------------
Form 13F Information Table Value Total:               70,681
                                                 ------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.              Form 13F File Number           Name

                        28-
       -----               ----------------------      -----------------------

       [Repeat as necessary.]

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                        REPORT FOR THE CALANDER QUARTER ENDED SEPTEMBER 30, 1999

                                   FORM 13F
                                                                --------------
                                                                (SEC USE ONLY)
                                                                --------------

                          Name of Reporting Manager:      JL ASSOCIATES, LLC

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                                                                                                             ITEM 5:
   ITEM 1:                              ITEM 2:                  ITEM 3:            ITEM 4:                 SHARES OF
NAME OF ISSUER                       TITLE OF CLASS              CUSIP            FAIR MARKET               PRINCIPAL
                                                                 NUMBER              VALUE                    AMOUNT


----------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorporation              COM                           032165102        $          351,563                15,000
Cable & Wireless Pub Ltd Co         SPONSORED ADR                 126830207        $        3,647,063               110,100
Comdisco Inc                        COM                           200336105        $        4,542,300               235,200
Conoco Inc                          CL B                          208251405        $        5,475,000               200,000
Dun & Bradstreet Corp               COM                           26483B106        $        3,853,875               129,000
El Paso Elec Co                     COM                           283677854        $        6,054,795               672,755
Flowers Inds Inc                    COM                           343496105        $        1,943,506               143,300
Global Lt Telecommunications        COM                           37934X100        $        4,597,619               451,300
Mattel Inc                          COM                           577081102        $          475,000                25,000
MCI Worldcom Inc                    COM                           55268B106        $        7,181,250               100,000
MediaOne Group Inc                  COM                           58440J104        $        3,757,188                55,000
Microcell Telecommunications        CL B NON VTG                  59501T304        $        1,609,375               125,000
Nielsen Media Resh Inc              COM NEW                       653929307        $        2,223,475                58,900
Omnipoint Corp                      COM                           68212D102        $        3,337,500                60,000
Price Communications Corp           COM NEW                       741437305        $        4,197,292               167,473
Pulitzer Inc                        COM                           745769109        $        2,249,156                49,500
Saks Inc                            COM                           79377W108        $        2,293,313               151,000
SFX Entmt Inc                       CL A                          784178105        $        3,149,217               103,253
Sprint Corp                         COM FON GROUP                 852061100        $        6,781,250               125,000
TCI Satellite Entmt Inc             CL A                          872298104        $        1,158,594               296,600
United Global Com                   CL A                          913247508        $        1,803,125                25,000

COLUMN TOTALS                                                                      $       70,681,456


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                                                   ITEM 6:                                                ITEM 8:
   ITEM 1:                                  INVESTMENT DISCRETION                                VOTING AUTHORITY (SHARES)
NAME OF ISSUER                      --------------------------------------     ITEM 7:       ---------------------------------
                                                (b) SHARED-                    MANAGERS
                                    (a) SOLE     AS DEFINED   (c) SHARED-    SEE INSTR. V    (a) SOLE   (b) SHARED    (c) NONE
                                                IN INSTR. V      OTHER
------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorporation                  X                                                        X
Cable & Wireless Pub Ltd Co             X                                                        X
Comdisco Inc                            X                                                        X
Conoco Inc                              X                                                        X
Dun & Bradstreet Corp                   X                                                        X
El Paso Elec Co                         X                                                        X
Flowers Inds Inc                        X                                                        X
Global Lt Telecommunications            X                                                        X
Mattel Inc                              X                                                        X
MCI Worldcom Inc                        X                                                        X
MediaOne Group Inc                      X                                                        X
Microcell Telecommunications            X                                                        X
Nielsen Media Resh Inc                  X                                                        X
Omnipoint Corp                          X                                                        X
Price Communications Corp               X                                                        X
Pulitzer Inc                            X                                                        X
Saks Inc                                X                                                        X
SFX Entmt Inc                           X                                                        X
Sprint Corp                             X                                                        X
TCI Satellite Entmt Inc                 X                                                        X
United Global Com                       X                                                        X

COLUMN TOTALS